Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.2%)
ZoomInfo Technologies, Inc. *	163,573	1,688

Total		1,688

Consumer Discretionary (11.4%)
Abercrombie & Fitch Co. *	46,401	6,491
Boot Barn Holdings, Inc. *	29,997	5,018
Cavco Industries, Inc. *	14,646	6,272
Century Communities, Inc.	60,829	6,264
Chewy, Inc. - Class A *	116,946	3,425
Five Below, Inc. *	30,765	2,718
Installed Building Products, Inc.	31,407	7,735
Modine Manufacturing Co. *	61,508	8,168
Patrick Industries, Inc.	22,779	3,243
PVH Corp.	59,249	5,974
Smith Douglas Homes Corp. *	103,456	3,908
VF Corp.	195,386	3,898
Visteon Corp. *	56,969	5,426
Wayfair, Inc. - Class A *	116,389	6,539
Wyndham Hotels & Resorts, Inc.	72,378	5,656
YETI Holdings, Inc. *	130,366	5,349

Total		86,084

Consumer Staples (2.8%)
BellRing Brands, Inc. *	106,883	6,490
Freshpet, Inc. *	47,645	6,516
Inter Parfums, Inc.	61,238	7,929

Total		20,935

Energy (2.9%)
Cactus, Inc. - Class A	79,857	4,765
Gulfport Energy Corp. *	27,767	4,203
Kodiak Gas Services, Inc.	60,601	1,757
Matador Resources Co.	83,178	4,111
Valaris, Ltd. *	75,371	4,202
Weatherford International PLC	33,948	2,883

Total		21,921

Financials (7.6%)
Evercore, Inc. - Class A	25,622	6,491
Hamilton Lane, Inc. - Class A	53,877	9,072
Remitly Global, Inc. *	228,172	3,055
StepStone Group, Inc. - Class A	175,456	9,971
Stifel Financial Corp.	73,693	6,920

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Financials continued
Synovus Financial Corp.	128,278	5,705
Triumph Financial, Inc. *	65,619	5,219
WEX, Inc. *	28,045	5,882
White Mountains Insurance Group, Ltd.	2,883	4,890

Total		57,205

Health Care (26.2%)
Acadia Healthcare Co., Inc. *	76,687	4,863
Akero Therapeutics, Inc. *	96,068	2,756
Alkermes PLC *	191,677	5,365
Amicus Therapeutics, Inc. *	304,907	3,256
Apellis Pharmaceuticals, Inc. *	55,533	1,602
Apogee Therapeutics, Inc. *	45,436	2,669
AtriCure, Inc. *	122,621	3,438
Avidity Biosciences, Inc. *	124,215	5,705
Axsome Therapeutics, Inc. *	53,018	4,765
Bicara Therapeutics, Inc. *	40,600	1,034
Blueprint Medicines Corp. *	69,916	6,467
Celldex Therapeutics, Inc. *	135,767	4,615
Crinetics Pharmaceuticals, Inc. *	136,085	6,954
Cytek Biosciences, Inc. *	439,821	2,437
Cytokinetics, Inc. *	56,690	2,993
Denali Therapeutics, Inc. *	81,078	2,362
Disc Medicine, Inc. *	69,854	3,433
Encompass Health Corp.	51,008	4,929
Ensign Group, Inc.	82,265	11,831
Exact Sciences Corp. *	58,632	3,994
Geron Corp. *	1,107,076	5,026
Glaukos Corp. *	51,619	6,725
Haemonetics Corp. *	110,442	8,877
HealthEquity, Inc. *	63,078	5,163
Hims & Hers Health, Inc. *	213,319	3,929
Insmed, Inc. *	71,655	5,231

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Inspire Medical Systems, Inc. *	20,580	4,343
Ionis Pharmaceuticals, Inc. *	73,127	2,930
iRhythm Technologies, Inc. *	50,701	3,764
Kymera Therapeutics, Inc. *	74,068	3,506
MBX Biosciences, Inc. *	77,052	2,002
MoonLake	19,830	1,000
Nurix Therapeutics, Inc. *	95,038	2,136
Nuvalent, Inc. - Class A *	23,722	2,427
Option Care Health, Inc. *	170,995	5,352
Prothena Corp. PLC *	53,522	895
RadNet, Inc. *	116,250	8,067
Revolution Medicines, Inc. *	132,643	6,015
Rocket Pharmaceuticals, Inc. *	120,877	2,233
Savara, Inc. *	472,439	2,003
Soleno Therapeutics, Inc. *	44,985	2,271
Spyre Therapeutics, Inc. *	54,017	1,589
Structure Therapeutics, Inc., ADR *	52,352	2,298
TransMedics Group, Inc. *	31,937	5,014
Twist Bioscience Corp. *	32,596	1,473
Ultragenyx Pharmaceutical, Inc. *	49,868	2,770
Vaxcyte, Inc. *	91,060	10,405
Veracyte, Inc. *	92,778	3,158
Zenas BioPharma, Inc. *	80,627	1,364

Total		197,434

Industrials (21.2%)
ACV Auctions, Inc. *	251,359	5,110
Applied Industrial Technologies, Inc.	45,388	10,127
The AZEK Co., Inc. *	170,211	7,966
Bloom Energy Corp. *	80,043	845
Boise Cascade Co.	36,590	5,158
CACI International, Inc. - Class A *	10,091	5,092

Small Cap Growth Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Casella Waste Systems, Inc. - Class A *	53,288	5,302
Chart Industries, Inc. *	71,108	8,827
Clean Harbors, Inc. *	4,274	1,033
Dayforce, Inc. *	53,447	3,274
Fluor Corp. *	212,609	10,144
FTAI Aviation, Ltd.	109,550	14,559
Hillman Solutions Corp. *	710,048	7,498
Huron Consulting Group, Inc. *	23,845	2,592
Insperity, Inc.	14,247	1,254
John Bean Technologies Corp.	70,211	6,917
KBR, Inc.	98,600	6,422
Knight-Swift Transportation Holdings, Inc.	79,104	4,268
Moog, Inc. - Class A	31,097	6,282
NEXTracker, Inc. - Class A *	136,944	5,133
Rush Enterprises, Inc. - Class A	135,367	7,151
SPX Technologies, Inc. *	61,781	9,852
Tecnoglass, Inc.	65,397	4,490
Verra Mobility Corp. *	389,935	10,844
WillScot Holdings Corp. *	144,153	5,420
Zurn Water Solutions Corp.	102,489	3,683

Total		159,243

Information Technology (20.1%)
Agilysys, Inc. *	55,091	6,003
Alarm.com Holdings, Inc. *	39,446	2,157
Altair Engineering, Inc. - Class A *	65,522	6,258
AppFolio, Inc. - Class A *	21,528	5,068
Aurora Innovation, Inc. *	483,293	2,861
AvePoint, Inc. *	255,607	3,009
Blackbaud, Inc. *	92,349	7,820
CCC Intelligent Solutions Holdings, Inc. *	514,653	5,687
Cirrus Logic, Inc. *	44,021	5,468
Clearwater Analytics Holdings, Inc. *	247,655	6,253
Credo Technology Group Holding, Ltd. *	137,063	4,222
ePlus, Inc. *	48,308	4,751
Fabrinet *	43,613	10,312
FormFactor, Inc. *	92,919	4,274
Grid Dynamics Holdings, Inc. *	316,105	4,425

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Guidewire Software, Inc. *	33,959	6,212
Informatica, Inc. - Class A *	160,583	4,060
Insight Enterprises, Inc. *	31,724	6,833
Intapp, Inc. *	141,478	6,767
Jamf Holding Corp. *	374,466	6,497
Littelfuse, Inc.	9,798	2,599
MKS Instruments, Inc.	49,244	5,353
Novanta, Inc. *	28,887	5,168
Power Integrations, Inc.	75,211	4,823
Rambus, Inc. *	118,908	5,020
Sprout Social, Inc. - Class A *	103,623	3,012
SPS Commerce, Inc. *	36,506	7,088
Varonis Systems, Inc. *	100,916	5,702
Verint Systems, Inc. *	147,709	3,741

Total		151,443

Materials (4.4%)
Allegheny Technologies, Inc. *	97,798	6,544
Axalta Coating Systems, Ltd. *	145,543	5,267
Cabot Corp.	90,785	10,147
Commercial Metals Co.	77,904	4,282
FMC Corp.	76,317	5,032
Louisiana-Pacific Corp.	17,305	1,859

Total		33,131

Real Estate (2.4%)
CareTrust REIT, Inc.	192,177	5,931
Phillips Edison & Co., Inc.	169,694	6,399
Ryman Hospitality Properties, Inc.	52,310	5,610

Total		17,940

Total Common Stocks (Cost: $603,039)		747,024

Investment Companies (0.3%)
Investment Companies (0.3%)
iShares Russell 2000 Growth ETF	6,987	1,984

Total		1,984

Total Investment Companies (Cost: $1,977)		1,984

Total Investments (99.5%) (Cost: $605,016)@		749,008

Other Assets, Less Liabilities (0.5%)		3,604

Net Assets (100.0%)		752,612

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $605,016 and the net unrealized appreciation of investments based on that cost was $143,992 which is comprised of $173,081 aggregate gross unrealized appreciation and $29,089 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$747,024	$—	$—

Investment Companies	1,984	—	—

Total Assets:	$749,008	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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